Intangible Assets (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Cost
Beginning Balance	₪ 6,534	$ 13,073	₪ 12,886
Acquisitions or additions from independent development	227		198
Disposals	(48)		(11)
Ending Balance	5,840	$ 1,684	6,534
Amortization and impairment losses
Beginning Balance	6,539		5,768
Amortization for the year	786		777
Disposals	(42)		(6)
Impairment losses	129
Ending Balance	7,412		6,539
Carrying amounts
Beginning Balance	6,534		7,118
Ending Balance	5,840		6,534
Goodwill [Member]
Cost
Beginning Balance	3,066		3,066
Acquisitions or additions from independent development
Disposals
Ending Balance	3,066		3,066
Amortization and impairment losses
Beginning Balance
Amortization for the year
Disposals
Impairment losses	129
Ending Balance	129
Carrying amounts
Beginning Balance	3,066		3,066
Ending Balance	2,937		3,066
Computer software and licenses [Member]
Cost
Beginning Balance	1,779		1,592
Acquisitions or additions from independent development	227		187
Disposals
Ending Balance	2,006		1,779
Amortization and impairment losses
Beginning Balance	1,238		1,009
Amortization for the year	218		229
Disposals
Ending Balance	1,456		1,238
Carrying amounts
Beginning Balance	541		583
Ending Balance	550		541
Right of use in cellular frequencies [Member]
Cost
Beginning Balance	480		480
Acquisitions or additions from independent development
Disposals
Ending Balance	480		480
Amortization and impairment losses
Beginning Balance	242		205
Amortization for the year	29		37
Disposals
Ending Balance	271		242
Carrying amounts
Beginning Balance	238		275
Ending Balance	209		238
Customer relationships and brand names [Member]
Cost
Beginning Balance	7,479		7,479
Acquisitions or additions from independent development
Disposals
Ending Balance	7,479		7,479
Amortization and impairment losses
Beginning Balance	4,826		4,339
Amortization for the year	530		487
Disposals
Ending Balance	5,356		4,826
Carrying amounts
Beginning Balance	2,653		3,140
Ending Balance	2,123		2,653
Others [Member]
Cost
Beginning Balance	269		269
Acquisitions or additions from independent development			11
Disposals	(48)		(11)
Ending Balance	221		269
Amortization and impairment losses
Beginning Balance	233		215
Amortization for the year	9		24
Disposals	(42)		(6)
Ending Balance	200		233
Carrying amounts
Beginning Balance	36		54
Ending Balance	₪ 21		₪ 36